Significant accounting policies	6 Months Ended
Jun. 30, 2020
Significant accounting policies
Significant accounting policies

Significant accounting policies

There were no significant changes in accounting policies applied by us in these condensed consolidated interim financial statements compared to those used in the most recent annual consolidated financial statements of December 31, 2019.

New standards and interpretations applicable for the annual period beginning on January 1, 2020 did not have any impact on our condensed consolidated interim financial statements.

We have not early adopted any other standard, interpretation, or amendment that has been issued but is not yet effective.

New accounting policies as a result of recent transactions:

Financial assets at amortized cost

Current financial investments measured at amortized cost

Current financial investments measured at amortized cost include treasury bills that have a maturity equal or less than 12 months. We apply settlement date accounting for the recognition and de-recognition of current financial investments measured at amortized cost.